SCHEDULE OF COMPANY AND SUBSIDIARIES (Details)	12 Months Ended
Sep. 30, 2024
Leishen Energy Holding Co Ltd Leishen Cayman [Member]
Date of incorporation	October 19, 2022
Percentage of effective ownership
Principal activities	Holding company
Leishen Energy Group Holding Co Ltd Leishen Holding Hong Kong [Member]
Date of incorporation	November 25, 2022
Percentage of effective ownership	100.00%
Principal activities	Holding company
Leishen Energy Group Co Ltd Leishen Hong Kong [Member]
Date of incorporation	February 11, 2010
Percentage of effective ownership	100.00%
Principal activities	Purchase and sale of oil and gas professional equipment and instruments
ZJY Technologies Co Ltd ZJY Technologies [Member]
Date of incorporation	March 2, 2007
Percentage of effective ownership	100.00%
Principal activities	Design and sale of oil and gas professional equipment and after-sales support, and oilfield digitalization and integration service
China Oil Blue Ocean Petroleum Technology Inc China Oil Blue Ocean [Member]
Date of incorporation	October 19, 2007
Percentage of effective ownership	100.00%
Principal activities	Design and sale of oil and gas equipment and instruments, and engineering technology services
Leishen Energy Technology Nanjing Co Ltd Leishen Nanjing [Member]
Date of incorporation	September 27, 2022
Percentage of effective ownership	100.00%
Principal activities	Purchase and sale of oil and gas professional equipment and instruments
Leishen Green Energy Technology Development Co Ltd Beijing Leishen Green Energy [Member]
Date of incorporation	January 29, 2018
Percentage of effective ownership	100.00%
Principal activities	No actual business operation
Leishen Energy Technology Shandong Co Ltd Leishen Shandong [Member]
Date of incorporation	September 14, 2010
Percentage of effective ownership	100.00%
Principal activities	Sales of oil and gas professional equipment and instruments
Leishen Energy Services Co Ltd Leishen Services [Member]
Date of incorporation	January 23, 2019
Percentage of effective ownership	100.00%
Principal activities	No actual business operation
Sichuan Leishen Green Energy Co Ltd Sichuan Leishen Green Energy [Member]
Date of incorporation	January 19, 2020
Percentage of effective ownership	100.00%
Principal activities	Natural gas consultation service
Sichuan Leishen Hongzhuo Energy Development Co Ltd Sichuan Leishen Hongzhuo [Member]
Date of incorporation	January 16, 2019
Percentage of effective ownership	51.00%
Principal activities	Production, storage and transportation of natural gas (LNG/CNG)
Sichuan Huayou Huitong New Material Co Ltd Huayou Huitong [Member]
Date of incorporation	May 29, 2020
Percentage of effective ownership	51.00%
Principal activities	Production and sales of bonded composite pipes
Xinjiang Pu Rui Wei Technical Service Co Ltd Xinjiang Pu Rui Wei [Member]
Date of incorporation	January 3, 2024	[1]
Percentage of effective ownership	100.00%	[1]
Principal activities	Sales of oil and gas professional equipment and instruments	[1]
Xinjiang Breslin Oil And Gas Service Co Ltd Xinjiang Breslin [Member]
Date of incorporation	August 22, 2024
Percentage of effective ownership	100.00%
Principal activities	Purchase and sale of oil and gas professional equipment and instruments, and sales of oil and gas engineering technical service

[1]	On August 19, 2024, Xinjiang Pu Rui Wei ceased operation.